PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Mar. 31, 2023
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	March 31, 2022	March 31, 2023
	RMB	RMB

VAT-input deductible	54,728	54,601
Prepaid rental expense	2,469	2,537
Prepaid marketing expense	7,877	2,009
Prepaid consulting and professional service fees	5,383	1,247
Prepaid insurance cost	4,973	139
Prepaid financial advisory service fee (i)	12,000	—
Others	2,582	857
	90,012	61,390

(i) The Company entered into a long-term strategic cooperation agreement with Golden Pacer in April 2020, and an aggregate amount of RMB60.0 million as prepayment was made in exchange for a 5-year financial solution advisory services from Golden Pacer (an affiliate of 58.com). In July 2022, the Company and 58.com have mutually released the other party from claims arising out of certain obligations under certain historical transactions. Therefore, prepaid financial advisory service fee of RMB12.0 million was released, and the related services will no longer be rendered (Note 13).